ACCOUNTS RECEIVABLE, NET - Schedule of accounts receivable, net (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
ACCOUNTS RECEIVABLE, NET
Accounts receivable, gross	$ 2,917	$ 2,972
Less: Allowance for expected credit losses	(2,883)	(2,953)	$ (2,866)	$ (2,890)
Accounts receivable, net	$ 34	$ 19